Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	CY
Entity Current Reporting Status	Yes
Entity Registrant Name	IVANHOE MINES LTD
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	739,382,976